Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Net of issuance costs of ordinary shares and warrants	[1]		$ 452
Net of issuance expenses of ordinary shares due to exercise of warrants		$ 558
Net of issuance costs ordinary shares due to ATM	[1]		$ 170

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 6.